Loans Receivable and Allowance for Loan Losses (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	$ 451	$ 724	$ 666
Loans and Leases Receivable, Gross	501,534	503,577
Financing Receivable, Allowance for Credit Losses, Write-downs	1,546	2,225	2,437
Gross Realized Gains on Loans	150	74	270
Gross Realized Losses on Loans	0	7	0
Proceeds from Sale of Mortgage Loans Held-for-sale	4,419	4,053	7,175
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	293	53
Customer Concentration Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	422	0	0
Hospitality Lodging Industry [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	35,700
Concentration Risk, Percentage	39.80%
Property Owners' Associations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	13,800
Concentration Risk, Percentage	15.40%
Automobile Dealers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	12,200
Concentration Risk, Percentage	13.60%
Troubled Debt Restructured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	573
Impaired Loans Not Requiring an Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	158	3,714
Impaired Loans Requiring an Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 864	$ 0